Consolidated Statements of Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Consolidated net income (loss)	[1]	$ 7.5	$ (289.4)	$ 7.6
Other comprehensive income (loss)
Actuarial gains and losses	[1]	20.2	(3.8)	(23.0)
Tax effect	[1]	(5.9)	1.1	6.8
Items not potentially reclassifiable to statement of income	[1]	14.3	(2.8)	(16.1)
Currency translation adjustment	[1]	(77.1)	114.9	(20.6)
Hedge reserve	[1]	(0.4)	(13.4)	(2.7)
Thereof: Income (cost) of Hedging (OCI II)	[1]	2.2	2.0	(2.3)
Other	[1]	0.5	1.5	(0.5)
Items potentially reclassifiable to statement of income (loss), net of tax		(77.0)	103.0	(23.9)
Total other comprehensive income (loss), net amount	[1]	(62.7)	100.2	(40.0)
Comprehensive loss	[1]	$ (55.2)	$ (189.2)	$ (32.4)

[1]	The notes are an integral part of these consolidated financial statements.